Trade and other payables (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Trade and other payables.
Schedule of trade and other payables

	June 30, 2023	December 31, 2022
Trade payables	14,961	22,295
Accrued salaries, bonuses, vacation pay and related taxes	6,985	2,969
Provision for indirect taxes	2,077	2,067
Accrued professional services	1,319	1,526
VAT payable	1,300	—
Indirect taxes payables	679	1,174
Other payables and advances received	932	490
Total	28,253	30,521

	December 31, 2022	December 31, 2021
Trade payables	22,295	16,191
Provision for indirect taxes	2,234	803
Indirect taxes payables	1,007	6,120
Accrued salaries, bonuses, vacation pay and related taxes	2,969	1,924
Accrued professional services	1,526	1,100
Other payables and advances received	490	435
Total	30,521	26,573